Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-term Debt

Long-term debt at December 31 consists of:

(in thousands)	2012	2011
LIBOR + 1.125%, unsecured term loan, due September 10, 2017, with quarterly principal and interest payments	$146,250	—
LIBOR + 0.80%, unsecured term loan, due November 5, 2014, with principal paid at maturity	23,236	25,652
1.50% note payable, due December 31, 2013, with monthly interest and principal payments	13,452	26,703
1.50% note payable, due January 31, 2016, with monthly interest and principal payments	11,825	—
1.50% note payable, due July 31, 2015, with monthly interest and principal payments	7,457	—
LIBOR + 0.60%, unsecured term loan, due December 21, 2012, with principal to be paid at maturity	—	168,000

Total debt	202,220	220,355
Less current portion	27,361	181,251

Noncurrent portion of long-term debt	$174,859	39,104

Required Annual Principal Payments on Long-term Debt

Required annual principal payments on long-term debt for the five years subsequent to December 31, 2012 are summarized as follows:

(in thousands)
2013	$27,361
2014	14,332
2015	40,191
2016	15,336
2017	105,000

Capital Lease Obligations

Capital lease obligations at December 31 consist of:

(in thousands)	2012	2011
Capital lease obligations	$30,418	38,852
Less current portion	13,263	14,363

Noncurrent portion of capital leases	$17,155	24,489

Future Minimum Lease Payments under Capital Leases

The future minimum lease payments under capital leases at December 31, 2012 are summarized as follows:

(in thousands)
2013	$13,781
2014	13,355
2015	2,593
2016	1,210
2017	335

Total minimum lease payments	31,274
Less amount representing interest	856

$30,418